Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.79%
Alabama–1.75%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 3,557,935
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,422,164
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	20	19,912
Series 2016, RB	5.50%	06/01/2030	2,000	1,959,102
Black Belt Energy Gas District (The);
Series 2023 A, RB(c)	5.25%	10/01/2030	5,000	5,282,867
Series 2023 B, RB(c)	5.25%	12/01/2030	3,000	3,211,889
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,004
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,245,089
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,490,711
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(c)	5.00%	05/01/2032	9,000	9,462,412
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	2,000	2,120,402
				34,782,487
Arizona–2.40%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,978	2,696,050
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.63%	07/01/2048	2,000	2,014,417
Series 2019, RB(d)	5.00%	07/01/2039	1,000	1,000,847
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(d)	5.00%	07/01/2037	630	633,899
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2038	1,810	1,847,030
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(c)	4.10%	06/15/2028	7,500	7,443,067
Series 2019, RB(a)(c)	4.00%	06/01/2029	5,000	4,958,556
Series 2022, RB(a)(c)	5.00%	09/01/2027	4,945	5,050,600
Glendale (City of), AZ; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	1,000	1,013,208
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,050,145
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,204,600
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(d)	4.00%	10/15/2047	2,000	1,758,690
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	321,015
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	4.00%	07/01/2041	1,275	1,114,998
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(d)	5.25%	07/01/2033	725	735,127
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,204,753
Navajo (Nation of); Series 2015 A-144A, Ref. RB(d)	5.50%	12/01/2030	725	737,784
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	252,080
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,005,850
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	5.75%	07/01/2024	225	225,201
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,015
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	1,360	1,370,095
Series 2021, RB(d)	4.00%	06/15/2041	740	631,825
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	25	24,972
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.00%	07/01/2033	2,245	2,231,975
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(d)	5.50%	10/01/2027	1,245	1,087,578
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	$ 20	$ 20,003
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,015,111
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,001,500
				47,795,991
Arkansas–0.20%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,583,381
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,348,243
				3,931,624
California–8.55%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	184,194
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	331,256
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	316,212
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	341,951
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	325,908
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	325,707
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	104,522
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,671,708
Series 2022, GO Bonds	5.00%	09/01/2039	3,000	3,330,159
California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(c)	5.25%	04/01/2030	1,275	1,355,135
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,398,447
California (State of) County Tobacco Securitization Agency;
Series 2014, Ref. RB	4.00%	06/01/2029	205	205,000
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	418,760
Series 2020 A, Ref. RB	5.00%	06/01/2033	900	977,964
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,235	2,282,831
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(d)	5.00%	07/01/2040	1,000	1,001,654
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,840,131
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,000	10,007,896
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	12,334	12,127,531
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,967	4,911,042
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	856,134
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,013,032
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2022, RB	2.75%	11/15/2027	410	406,528
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(a)(d)	5.00%	07/01/2027	3,870	3,905,246
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(d)	2.38%	11/15/2028	725	706,545
Series 2021, RB(d)	3.13%	05/15/2029	4,140	4,025,861
Series 2021, RB(d)	5.00%	11/15/2036	1,660	1,632,786
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,085,353
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,014,251
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB(d)	4.13%	07/01/2024	138	137,921
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(d)	5.00%	11/01/2032	1,135	1,161,705
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	4,300	4,322,730
Series 2016 A, RB(d)	5.00%	12/01/2046	9,175	9,186,141
Series 2018 A, RB(d)	5.25%	12/01/2038	1,000	1,031,532
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	$ 2,730	$ 2,843,166
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,269,103
East Side Union High School District; Series 2013, Ref. GO Bonds(c)(e)	5.00%	08/21/2024	6,000	6,014,725
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	50	50,122
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	495,464
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(e)(f)	0.00%	06/01/2028	55	47,746
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	919,555
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,001,741
Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	6,050,945
Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,135,752
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,403,619
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.25%	05/15/2038	3,565	3,712,507
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,142,519
Series 2018 D, Ref. RB(a)	5.00%	05/15/2030	3,000	3,153,419
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,156,052
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	3,390	3,122,829
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,910	1,906,343
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,014,916
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	500	480,716
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,415,830
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,276
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	401,299
Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB(c)(e)	5.00%	09/01/2024	500	501,440
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB (INS - AGM)(b)	5.00%	10/01/2029	1,375	1,401,038
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(f)	0.00%	08/01/2043	1,360	572,882
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	520,240
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,891,154
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,826,449
Series 2023 B, RB(a)	5.00%	07/01/2030	2,000	2,123,229
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2014 A, RB(a)(c)(e)	5.00%	08/30/2024	3,920	3,929,811
Series 2019 A, RB(a)	5.00%	05/01/2037	8,000	8,329,292
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,041,184
Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,389,848
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	2,460	2,463,154
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,102,701
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2048	70	70,233
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,800	4,021,480
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,052,716
				170,414,268
Colorado–2.08%
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,402,396
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	373,567
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	$ 1,050	$ 1,025,815
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2040	1,325	1,240,499
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2029	3,667	3,582,024
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	525	473,009
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	1,051,805
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,488,313
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,556,744
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(d)	5.00%	12/01/2025	235	221,647
Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	750	612,753
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,111,733
Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2028	1,510	1,580,268
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,060,934
Series 2018 A-2, RB(f)	0.00%	08/01/2030	800	616,588
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	736,725
Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,496,054
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,535,391
Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2038	2,500	2,246,582
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	988,426
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	116,638
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	495,203
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(d)(f)	0.00%	12/01/2025	250	225,181
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	717,720
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	139,771
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	165,645
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	245,646
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	267,044
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	272,224
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	304,143
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	106,564
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	967,440
				41,424,492
Connecticut–1.02%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,137,629
Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,447,748
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2030	285	274,075
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2031	540	517,334
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2033	600	570,044
Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2030	2,355	2,380,808
Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,975,377
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	2,940	3,006,255
				20,309,270
District of Columbia–1.35%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,395	2,395,006
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,304,734
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,255,266
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,929,702
Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,695,581
Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,453,565
Series 2023 A, Ref. RB(a)	5.25%	10/01/2043	2,435	2,605,740
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB(f)	0.00%	10/01/2037	$10,000	$ 5,193,547
Series 2010 A, RB (INS - AGM)(b)(f)	0.00%	10/01/2037	40	21,195
				26,854,336
Florida–7.94%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,820	6,577,411
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,679,524
Atlantic Beach (City of), FL (Fleet Landing); Series 2018 A, RB	5.00%	11/15/2038	1,100	1,115,729
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,008,372
Cape Coral (City of), FL; Series 2017, Ref. RB (INS - BAM)(b)	4.00%	10/01/2042	12,440	12,231,417
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(d)	5.00%	12/15/2035	1,085	1,057,157
Series 2020, RB(d)	5.00%	12/15/2040	4,860	4,503,630
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB (Acquired 06/15/2018; Cost $490,326)(g)(h)	4.50%	07/01/2038	500	5,950
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2032	2,645	2,348,120
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(d)	5.00%	10/15/2037	510	509,477
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $906,018)(d)(g)(h)	7.25%	05/15/2026	906	24,462
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,640,110
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,291,266
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,163,645
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)	5.00%	07/01/2041	8,000	8,225,051
Series 2024, Ref. RB (INS - AGM)(a)(b)	5.00%	07/01/2044	7,000	7,209,814
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	1,265	1,278,573
Series 2020 C, Ref. RB(d)	4.00%	09/15/2030	470	444,891
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,100	2,283,364
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)	5.00%	10/01/2034	4,125	4,166,426
Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	4,218,884
Series 2019 A, RB(a)	5.00%	10/01/2032	3,025	3,190,193
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,262,073
Greater Orlando Aviation Authority (Jetblue Airways Corp.);
Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,501,549
Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,250,352
Halifax Hospital Medical Center; Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	325	329,065
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,494,063)(g)(h)	5.25%	04/01/2028	2,500	657,500
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	1,485	1,485,751
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.00%	07/15/2028	440	435,709
Lakeland (City of), FL (Lakeland Regional Health);
Series 2015, RB	5.00%	11/15/2040	4,250	4,260,177
Series 2015, RB	5.00%	11/15/2045	3,370	3,377,753
Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,323,220
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.38%	12/01/2032	1,000	863,156
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,032,002
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,089,036
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,285,785
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	1,916,642
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	15,000	15,101,712
Series 2021, RB (INS - AGM)(b)	4.00%	10/01/2042	2,000	1,965,239
Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,121,978
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	$ 1,000	$ 1,007,067
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	925,005
Series 2013 A, RB	5.00%	07/01/2033	600	600,003
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2044	5,000	5,339,943
Mirabella Community Development District; Series 2013, RB	6.00%	11/01/2026	5	5,030
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	366,570
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	313,958
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	521,900
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,500	3,599,779
Series 2020 B, RB	4.00%	11/15/2041	250	235,573
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	408,799
Series 2018 B, RB	5.00%	05/15/2033	2,055	2,044,695
Tampa (City of), FL;
Series 2020 A, RB(f)	0.00%	09/01/2041	3,030	1,326,274
Series 2020 A, RB(f)	0.00%	09/01/2049	3,795	1,047,286
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	4.85%	05/01/2038	1,000	1,011,672
				158,185,719
Georgia–1.66%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,510,180
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,605,012
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,004
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	935,570
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,492,416
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,747,558
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,925,509
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB	2.38%	01/01/2031	525	465,759
Series 2021, RB	4.00%	01/01/2036	1,100	1,070,815
Georgia (State of) Municipal Electric Authority; Series 2012 GG, Ref. RB	5.00%	01/01/2039	2,000	1,999,882
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	878,907
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	444,737
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	470,165
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.75%	06/15/2037	1,540	1,584,750
Main Street Natural Gas, Inc.;
Series 2022 B, RB(c)	5.00%	06/01/2029	5,000	5,197,726
Series 2022 C, RB(d)	4.00%	11/01/2027	3,810	3,688,431
Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,255,595
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	3,000	2,875,013
				33,163,029
Guam–0.20%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,021,868
Hawaii–0.68%
Hawaii (State of); Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	665,418
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2019, Ref. RB	3.20%	07/01/2039	1,655	1,051,532
Honolulu (City & County of), HI;
Series 2015 A, Ref. RB	5.00%	07/01/2031	6,000	6,077,977
Series 2023, RB(c)	5.00%	06/01/2026	5,750	5,846,511
				13,641,438
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–7.77%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	$ 1,645	$ 1,653,602
Chicago (City of), IL;
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,507,038
Series 2008, Ref. RB(c)(e)	5.00%	01/01/2025	2,450	2,467,875
Series 2008, Ref. RB	5.00%	01/01/2029	50	50,221
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,030,907
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,596,850
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,070,980
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,206,265
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	9,000	9,646,877
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	709	709,001
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,020,542
Series 2017 D, RB(a)	5.00%	01/01/2031	1,000	1,017,928
Series 2017 D, RB(a)	5.00%	01/01/2032	1,000	1,018,008
Series 2017 D, RB(a)	5.00%	01/01/2033	2,000	2,035,917
Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,273,329
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,602,584
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	8,409,394
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,055,868
Series 2017, RB	5.75%	04/01/2035	1,000	1,053,678
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,537,410
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,035,859
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,295,054
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2033	2,035	2,099,930
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,011,180
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,813
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,266,902
Chicago (City of), IL Midway International Airport; Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	2,000	2,014,890
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,584,721
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	410	417,987
Series 2014, GO Bonds	5.00%	05/01/2036	25	25,019
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,169,234
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,066,084
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,135,657
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,225,992
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,073,500
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,789,249
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,458,428
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	2,981,617
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,167,990
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,658,525
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	311,021
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,405,542
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,421,266
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,692
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,217,329
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	4.50%	08/01/2033	1,275	1,311,472
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,036	551,822
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,525,767
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	2,000	2,043,778
Series 2002, RB (INS - AGM)(b)(f)	0.00%	12/15/2029	2,550	2,057,455
Series 2002, RB (INS - NATL)(b)(f)	0.00%	06/15/2033	3,490	2,402,518
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2033	10,000	6,742,305
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2034	5,000	3,223,818
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	$ 1,000	$ 1,050,250
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,256,116
Illinois (State of) Toll Highway Authority; Series 2021 A, RB	4.00%	01/01/2046	5,000	4,729,133
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	745,742
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2030	1,000	1,046,392
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	2,050	2,050,413
Springfield (City of), IL;
Series 2015, Ref. RB	5.00%	03/01/2032	2,000	2,015,175
Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,523,736
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(e)	5.00%	02/01/2028	40	41,809
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	855	901,686
				154,748,142
Indiana–1.48%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	554,793
Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	5,090,379
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	205,800
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	10,000	9,666,234
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	5,315	5,166,810
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	997,069
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,904,127
Indianapolis Local Public Improvement Bond Bank (CityWay 1); Series 2021 B, Ref. RB	5.00%	02/01/2033	185	185,014
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(d)	4.75%	11/01/2030	575	511,505
Series 2020 A, RB(d)	5.25%	11/01/2040	4,560	3,670,209
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	575	506,608
				29,458,548
Iowa–1.47%
Iowa (State of) Finance Authority; Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	4,957,870
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,904,271
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	4.00%	12/01/2032	5,350	5,521,244
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	1,050	1,026,886
Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	2,644,949
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,420,939
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	119,453
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,451,704
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	470	457,445
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,635	5,735,601
				29,240,362
Kansas–0.39%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,234,274
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,356,946
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB (Acquired 05/25/2017-05/30/2019; Cost $1,537,416)(g)(h)	5.25%	12/01/2036	1,500	315,000
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,039,746
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,220,571
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,655,402
				7,821,939
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.82%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	$ 370	$ 384,699
Series 2019, Ref. RB	5.00%	02/01/2032	450	460,119
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,008,539
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(i)	4.76%	02/01/2025	1,430	1,430,471
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,730,768
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,506,921
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,011,008
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,005,166
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,456,708
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,931,126
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2026	1,000	1,010,394
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,637,034
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,272,791
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2032	5,480	5,556,718
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	105,243
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	105,014
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	105,042
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	105,218
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	5,000	4,972,861
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,483,995
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,412,777
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,566,654
				36,259,266
Louisiana–1.21%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	1,405	1,425,321
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2028	250	200,000
Series 2017, Ref. RB	5.00%	07/01/2029	400	320,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	400,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,587,002
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,256,436
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	1,756,524
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	1,811,180
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	229,631
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	150,970
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	103,785
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	368,488
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	209,659
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	141,453
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	104,783
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,951,432
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	2.10%	07/01/2024	$ 1,000	$ 997,500
Series 2017, Ref. RB(c)	4.05%	07/01/2026	1,750	1,725,299
Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,899,426
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	405	404,799
Series 2015, Ref. RB	5.25%	11/15/2029	2,800	2,786,826
Series 2015, Ref. RB	5.25%	11/15/2037	2,330	2,213,464
				24,043,978
Maryland–0.70%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2033	1,105	1,094,682
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,257,418
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2033	2,500	2,594,317
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,017,507
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.13%	02/15/2034	1,000	943,964
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	97,356
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2034	350	335,244
Series 2021, Ref. RB	4.00%	06/01/2036	450	426,576
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(a)(d)	4.00%	07/01/2024	585	584,150
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,500	1,510,524
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	1,000	908,225
Series 2020, RB	4.00%	09/01/2040	2,500	2,190,702
				13,960,665
Massachusetts–1.86%
Massachusetts (Commonwealth of);
Series 2015, GO Bonds	4.00%	05/01/2045	5,000	4,840,750
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	2,941,271
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,536,003
Series 2019 A, Ref. RB	5.00%	07/01/2032	2,115	2,123,083
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(d)	5.00%	07/01/2041	2,050	1,804,782
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2023 FF, Ref. RB	4.00%	10/01/2046	5,000	4,863,901
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,616,492
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2037	1,500	1,525,629
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,224,027
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,220,938
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,020,254
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,484,746
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,639,054
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2025	300	306,476
				37,147,406
Michigan–1.84%
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	700	700,275
Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,000	2,000,613
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	730	715,920
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,409,085
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Kent (County of), MI; Series 2015, Ref. GO Bonds	5.00%	01/01/2037	$ 2,000	$ 2,011,229
Kentwood Economic Development Corp. (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2032	2,035	2,050,380
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(e)	5.00%	10/15/2025	615	626,496
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,436,647
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	370	375,736
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2026	1,000	1,000,663
Series 2014 C-7, Ref. RB (INS - NATL)(b)	5.00%	07/01/2027	1,000	1,000,766
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	5,000	5,002,719
Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	758,717
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,051,870
Series 2024, RB	5.25%	02/28/2042	1,000	1,067,327
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,557,673
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(c)(e)	5.00%	05/15/2025	245	247,870
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	1,500	1,609,596
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 09/04/2019; Cost $1,571,130)(d)(g)(h)	5.00%	07/01/2031	1,530	1,220,060
Michigan (State of) Strategic Fund (Holland Home Obligated Group); Series 2019, Ref. RB	5.00%	11/15/2034	1,810	1,822,818
				36,666,460
Minnesota–0.46%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	290	220,124
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	304,507
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	196,956
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	508,600
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,623,086
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,737,521
Minnesota (State of) Housing Finance Agency; Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	3,000	3,243,860
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(g)(h)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2024	175	174,441
Series 2014, RB	5.00%	12/01/2029	1,000	1,000,670
				9,130,227
Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,630,840
Missouri–0.87%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,073,994
Series 2017, Ref. RB	5.00%	03/01/2029	100	102,707
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,922,927
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,002,930
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(a)	5.00%	03/01/2035	1,000	1,044,056
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	10	9,737
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,562,314
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,004,360
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,310,482
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,108,509
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	12/01/2027	640	646,754
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	$ 1,490	$ 1,490,397
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,000,874
				17,280,041
Nebraska–0.86%
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	5,000	5,204,854
Omaha (City of), NE Public Power District; Series 2023 A, RB	5.25%	02/01/2053	6,315	6,843,768
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,108,828
				17,157,450
Nevada–0.22%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	120	120,482
Series 2015, RB	5.00%	08/01/2029	1,130	1,131,099
Series 2015, RB	5.00%	08/01/2031	1,245	1,247,362
Series 2015, RB	5.00%	08/01/2032	305	305,878
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	225	217,997
Series 2020, RB	4.00%	12/01/2030	235	216,828
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	1,215	1,148,191
				4,387,837
New Hampshire–0.86%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,540	6,221,325
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	1,025	829,431
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	297,931
New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,261,729
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,957	1,815,584
New Hampshire (State of) Housing Finance Authority; Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	5,290	5,740,664
				17,166,664
New Jersey–4.97%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	257,346
Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB (INS - AGM)(b)	5.00%	11/01/2027	1,000	1,005,521
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(e)	5.00%	12/01/2024	460	459,918
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,121,945
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,026,828
Series 2020, Ref. RB(a)(c)	3.75%	06/01/2028	2,500	2,447,331
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	12,380	12,387,897
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.20%	10/01/2044	200	200,348
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	97	102,774
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	435	435,112
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	2,500	2,518,092
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	250,159
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	996,823
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	988,311
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	$ 1,390	$ 1,391,461
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,132,070
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,000,512
Series 2013, RB(a)	5.38%	01/01/2043	4,290	4,291,719
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	365,552
Series 2017 F, RB	5.00%	07/01/2033	415	383,679
Series 2017 F, RB	5.00%	07/01/2035	1,000	888,599
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,250	2,418,694
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(b)(f)	0.00%	12/15/2026	3,500	3,176,337
Series 2008 A, RB(f)	0.00%	12/15/2028	255	213,568
Series 2009 C, RB	5.25%	06/15/2032	250	251,334
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,317,169
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,261,387
Series 2018 A, RN(j)(k)	5.00%	06/15/2029	4,500	4,602,662
Series 2018 A, RN(j)(k)	5.00%	06/15/2030	2,000	2,042,050
Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,004,939
Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,354,981
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,014,232
Series 2022 A, RB	4.00%	06/15/2040	3,215	3,146,315
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	501,849
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,631,988
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,223,350
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,256,370
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,510,960
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,455	1,464,918
				99,045,100
New Mexico–0.08%
New Mexico (State of) Finance Authority; Series 2014 B-1, Ref. RB	5.00%	06/15/2027	330	330,297
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	726,239
Series 2019 A, RB	5.00%	05/15/2039	500	486,643
				1,543,179
New York–11.67%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,531,214
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $505,491)(d)(g)(h)	5.00%	10/01/2038	500	240,000
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(d)(l)	5.25%	12/31/2033	1,500	1,365,780
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	320	320,066
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	325,250
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	928,787
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,008,526
Metropolitan Transportation Authority;
Series 2013 E, RB(c)(e)	5.00%	08/16/2024	215	215,462
Series 2014 B, RB(c)(e)	5.00%	06/24/2024	150	150,084
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,189,128
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,909,247
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,554,406
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB(f)	0.00%	11/15/2029	1,000	806,766
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,430	1,304,936
Monroe County Industrial Development Corp. (University of Rochester); Series 2017 D, Ref. RB	4.00%	07/01/2036	1,000	1,002,953
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	100	98,997
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	413	405,147
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	$ 350	$ 352,783
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Fifth Series 2014, RB(a)	4.00%	09/01/2034	10,000	9,608,944
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,066,874
Two Hundred Seventh Series 2018, Ref. RB(a)	5.00%	09/15/2027	9,000	9,311,915
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,614,120
Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,807,936
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	1,710	1,624,064
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	4,969,482
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	4,909,207
Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	1,000	1,064,254
New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB	4.00%	08/01/2036	8,000	8,213,236
Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,487,839
Series 2021 F-1, Ref. RB	4.00%	11/01/2036	2,825	2,895,662
New York (State of) Dormitory Authority; Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,462,571
New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	5,043,409
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,935,367
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,934,391
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,239,984
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,120,940
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2024	300	299,062
Series 2017, Ref. RB(d)	5.00%	12/01/2033	2,000	1,840,793
Series 2017, Ref. RB(d)	5.00%	12/01/2034	1,000	910,577
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	9,754,780
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 A, RB	2.70%	08/01/2037	2,150	1,747,379
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,168,925
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	286,316
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	276,393
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	475,969
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,660	3,086,673
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	6,811,195
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,470	1,546,402
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,056,124
Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,830,886
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	1,150	1,150,370
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,502,601
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,673,840
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,186,904
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,187,489
Series 2018, RB(a)	4.00%	01/01/2036	5,000	4,939,766
Series 2018, RB(a)	5.00%	01/01/2036	3,960	4,073,772
Series 2020, RB(a)	4.00%	10/01/2030	3,000	2,982,904
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,120,595
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	935,278
Series 2023, RB(a)	6.00%	04/01/2035	5,000	5,684,615
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2033	$ 1,600	$ 1,717,412
Series 2022, RB(a)	5.00%	12/01/2026	1,000	1,018,976
Series 2022, RB(a)	5.00%	12/01/2028	2,145	2,225,988
Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,142,481
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	445,291
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	760	769,756
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	5.00%	12/01/2034	2,400	2,478,036
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	860	841,248
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,613,161
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,068,484
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,550,491
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,032,791
Westchester County Local Development Corp.; Series 2014 A, RB	5.00%	05/01/2034	5,000	5,000,585
				232,454,035
North Carolina–1.42%
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,490,711
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,704,563
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,219,323
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,346,215
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,411,764
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	4,000	4,325,147
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	1,928,444
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	266,087
Series 2021, RB	4.00%	03/01/2030	285	273,378
Series 2021, RB	4.00%	03/01/2031	290	275,626
Series 2021, RB	4.00%	03/01/2036	900	811,793
Series 2021, RB	4.00%	03/01/2041	1,050	879,006
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,327,470
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,033,454
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,250	1,295,273
Series 2019, RB(f)	0.00%	01/01/2041	1,540	735,363
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(f)	0.00%	01/01/2044	5,000	2,028,362
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2031	1,750	1,855,149
				28,207,128
North Dakota–0.15%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	245	242,633
Series 2016, RB	5.10%	04/15/2036	2,815	2,818,792
				3,061,425
Ohio–2.09%
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,071,657
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,175,753
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	3,350	3,314,945
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,824,082
Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,550,806
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(b)	4.00%	12/01/2032	5,000	4,909,723
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	630	630,198
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2037	2,000	1,973,663
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,210,377
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(a)(b)	5.00%	12/31/2035	$ 885	$ 888,959
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	7,796,061
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	343,064
				41,689,288
Oklahoma–0.47%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,020,529
Tulsa (City of), OK Airports Improvement Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,252,368
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,038,549
				9,311,446
Oregon–0.98%
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	250,661
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	296,093
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,305,298
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	7,235,709
Portland (Port of), OR;
Series 2017 24B, RB(a)	5.00%	07/01/2036	4,000	4,081,723
Series 2022 28, RB(a)	5.00%	07/01/2027	2,785	2,872,688
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2040	4,415	1,967,525
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-1, RB	2.50%	11/15/2028	1,700	1,539,880
				19,549,577
Pennsylvania–4.85%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,070,154
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,004,658
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,563,056
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(d)	5.00%	05/01/2042	1,000	983,545
Series 2018, RB(d)	5.00%	05/01/2033	3,795	3,822,236
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,002,855)(h)	5.00%	12/01/2030	1,000	868,643
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,426,214)(h)	5.25%	12/01/2045	1,400	925,895
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,261
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,156
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,147
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(f)	0.00%	10/01/2036	1,300	739,258
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	5,754,164
Series 2018, RB	5.00%	06/01/2033	4,000	4,181,419
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(e)	5.00%	07/01/2025	80	80,411
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	990,544
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	995,721
Series 2018, Ref. RB	5.00%	12/01/2033	750	740,525
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,507,359
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,026,508
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	505,510
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,728,414
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of);
First Series 2015-1, GO Bonds	5.00%	03/15/2031	$ 1,500	$ 1,514,519
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	316,439
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	395,095
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	447,529
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,636,537
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	5,965	5,996,135
Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,646,347
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,591,427
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,307,789
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,168,233
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 A, RB(a)	4.00%	06/01/2044	5,105	4,820,754
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,091,297
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	122,904
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	4,245,331
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	255,053
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,009,989
Series 2019 A, RB	5.00%	12/01/2033	1,240	1,333,345
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,446,851
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,683,295
Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,011,746
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,011,632
Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	4,903,293
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,035,958
Series 2017, RB	5.00%	12/01/2037	1,310	1,350,907
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,486,694
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	895,641
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	867,884
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,064,097
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	3,719,620
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,511,704
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,316,422
Philadelphia School District (The);
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	757,186
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	533,036
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	30,920
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	25,725
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	114,718
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	93,764
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	225	221,511
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	500,343
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	514,536
				96,564,790
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–4.15%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 685	$ 688,541
Series 2002, RB	5.63%	05/15/2043	4,655	4,710,158
Series 2005 A, RB(f)	0.00%	05/15/2050	37,200	6,760,985
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2024	225	224,502
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	8,100	5,379,448
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,508,425
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,909,205
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,661,817
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,306,884
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,154,187
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	978,295
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,274,343
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,289,526
Subseries 2022, RN(f)	0.00%	11/01/2043	10,209	6,342,052
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2033	4,365	4,602,444
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB(g)	5.50%	07/01/2038	3,500	927,500
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	443,969
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,245	1,235,278
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	20,432	16,893,917
Series 2018 A-1, RB(f)	0.00%	07/01/2046	17,000	5,445,148
				82,736,624
Rhode Island–1.10%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	215	215,328
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,387,069
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	908,512
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,090,796
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,613,240
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,677,475
				21,892,420
South Carolina–0.31%
Piedmont Municipal Power Agency; Series 2015 A, RB	5.00%	01/01/2030	2,000	2,009,820
South Carolina (State of) Housing Finance & Development Authority; Series 2023 B, RB	6.00%	01/01/2054	2,555	2,760,618
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,025	999,059
South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB	5.50%	12/01/2053	350	349,283
Series 2014 A, RB	5.50%	12/01/2054	150	149,760
				6,268,540
Tennessee–1.16%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.00%	10/01/2039	2,505	2,487,902
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2035	2,500	2,581,152
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	500,293
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	4.50%	06/01/2028	540	532,299
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2035	1,115	1,149,946
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,021,037
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,032,907
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(f)	0.00%	04/01/2036	$ 1,200	$ 702,202
Series 2021, RB(f)	0.00%	04/01/2037	1,375	762,461
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,219,138
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	642,024
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	750	617,111
Tennergy Corp.; Series 2022 A, RB(c)	5.50%	12/01/2030	8,300	8,782,366
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	150	150,969
				23,181,807
Texas–9.80%
Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,500	1,507,921
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	100	98,941
Series 2017 A, RB	5.00%	08/15/2038	115	113,954
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	1,000	1,000,418
Austin (City of), TX;
Series 2014, RB(a)	5.00%	11/15/2032	2,585	2,589,938
Series 2014, RB(a)	5.00%	11/15/2039	1,885	1,886,112
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,045,664
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,204,680
Cleburne Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	6,000	6,118,544
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2013, RB(c)(e)	6.00%	08/13/2024	1,250	1,254,735
Series 2022 A, RB	4.00%	08/15/2033	535	525,800
Series 2022 A, RB	4.00%	08/15/2034	555	543,155
Series 2022 A, RB	4.00%	08/15/2035	410	400,244
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	504,141
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,049,817
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,087,255
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	5,750	5,437,957
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2028	1,000	987,279
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB(e)	5.00%	09/01/2024	265	265,581
Series 2014 A, Ref. RB(c)(e)	5.25%	09/01/2024	1,000	1,002,791
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,010	1,068,658
El Paso (County of), TX Hospital District; Series 2013, Ctfs. Of Obligation	5.00%	08/15/2043	50	47,561
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,642,125
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,095,235
Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,566,524
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,002,562
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	4.00%	08/15/2043	5,000	4,881,266
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	850	813,922
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,235	1,224,875
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	4,000	3,988,044
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(a)(b)	5.25%	07/01/2039	2,000	2,184,874
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	4.75%	07/01/2024	1,265	1,265,657
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	506,949
Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,289,347
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	$ 3,350	$ 3,397,066
Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	14,094,783
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	252,573
Humble Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	5,000	4,969,452
Hurst-Euless-Bedford Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	3,000	2,954,264
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	5,600	5,297,004
Katy Independent School District; Series 2015 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	2,550	2,550,475
La Salle (County of), TX; Series 2018, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2028	4,110	4,219,636
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	11/01/2039	2,935	2,861,028
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	5,000	4,970,557
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,620	2,422,993
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,444,261
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	90	88,990
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(d)	4.00%	08/15/2036	2,000	1,848,195
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,088,653
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,197,661
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	1,908,234
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	245	238,511
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,069,167
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,160,668
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,453,721
Series 2014, RB	5.50%	01/01/2035	1,400	1,317,474
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(d)	4.63%	08/15/2025	330	329,381
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	10,000	10,009,328
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	752,616
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(d)	2.13%	01/01/2028	575	527,284
Series 2021, RB(a)(d)	2.25%	01/01/2029	800	719,482
Series 2024, RB(a)(d)	5.00%	01/01/2039	1,000	1,000,000
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,910,944
San Antonio (City of), TX; Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,484,448
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group); Series 2015, Ref. RB	5.00%	09/01/2030	4,535	4,537,551
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	4.00%	11/15/2027	1,940	1,852,560
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project);
Series 2014, Ref. RB	5.00%	10/01/2044	4,500	4,230,620
Series 2014, Ref. RB	5.00%	10/01/2049	625	578,843
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	10,000	9,762,743
Texas (State of);
Series 2023 A, GO Bonds(a)	4.00%	08/01/2040	1,865	1,752,066
Series 2023 A, GO Bonds(a)	4.00%	08/01/2041	5,000	4,682,374
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	900,575
Series 2019, RB(f)	0.00%	08/01/2035	2,050	1,260,050
Series 2019, RB(f)	0.00%	08/01/2036	1,500	876,835
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(f)	0.00%	08/15/2036	$ 5,100	$ 2,878,470
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,010,770
Series 2015 C, Ref. RB	5.00%	08/15/2042	1,235	1,236,293
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,985	3,067,316
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,345,795
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,348,252
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	665	672,626
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,016,525
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	930,640
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	505,783
				195,188,062
Utah–1.28%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	2,000	1,751,012
Mida Mountain Village Public Infrastructure District (Assessment Area No. 2);
Series 2021, RB(d)	4.00%	08/01/2027	1,000	980,531
Series 2021, RB(d)	4.00%	08/01/2030	1,000	961,813
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	429,672
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	823,255
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,511,553
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,616,203
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,040,950
Utah Housing Corp.; Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	5,000	5,441,572
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	5,952,932
				25,509,493
Vermont–0.05%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,000,288
Virginia–0.97%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	455	443,474
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	988,118
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2014, Ref. RB	4.00%	01/01/2025	705	700,853
Series 2019 A, RB	5.00%	01/01/2034	500	489,192
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	900	900,696
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,416,746
Series 2022, Ref. RB(a)	5.00%	01/01/2035	4,105	4,321,488
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,462,893
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,848,447
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	156,090
Series 2018, Ref. RB	5.00%	09/01/2030	455	471,673
Series 2023, RB	6.25%	09/01/2030	4,000	4,144,920
				19,344,590
Washington–1.93%
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	70	72,125
Series 2018 B, RB(d)	5.00%	01/01/2032	100	103,036
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	15	15,000
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Seattle (Port of), WA;
Series 2015 C, RB(a)	5.00%	04/01/2040	$ 1,465	$ 1,431,222
Series 2019, RB(a)	5.00%	04/01/2029	5,000	5,216,837
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,188,714
Seattle (Port of), WA (SEATAC Fuel Facilities LLC); Series 2013, Ref. RB(a)	5.00%	06/01/2024	1,560	1,560,000
Snohomish County School District No. 15 Edmonds; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)(c)(e)	5.00%	09/02/2024	440	441,195
University of Washington; Series 2020 A, RB	4.00%	04/01/2045	5,900	5,732,213
Washington (State of);
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,094,100
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	1,500	1,640,971
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,310,422
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RN	4.00%	07/01/2031	1,250	1,218,925
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(i)	4.76%	01/01/2025	3,350	3,351,227
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	503,529
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2012 A, RB	5.00%	10/01/2028	120	120,289
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,521,798
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,370,291
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2031	1,350	1,295,526
Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,450	1,345,432
Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(d)	2.13%	07/01/2027	905	835,745
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(e)	6.00%	07/01/2025	115	115,969
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	5.00%	07/01/2038	830	686,083
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(d)	5.00%	01/01/2034	745	696,435
Series 2019 A, RB(d)	5.00%	01/01/2039	2,895	2,549,398
				38,416,482
West Virginia–0.25%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	2,000	2,036,797
West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(c)	5.00%	07/01/2025	1,000	1,002,671
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(d)(g)	6.75%	02/01/2026	2,000	1,400,000
Series 2018, RB(a)(d)(g)	8.75%	02/01/2036	640	512,000
				4,951,468
Wisconsin–2.34%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,396,190
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	1,953,299
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,554,410
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,701,044
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,452,599
Series 2012, RB	5.00%	06/01/2026	1,000	1,000,326
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,489,197
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	996,913
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,537,516
Series 2024, RB(d)	5.50%	12/15/2028	2,900	2,901,037
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(d)	3.75%	06/01/2030	350	320,590
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	588,358
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(d)	5.00%	06/01/2025	$ 1,650	$ 1,646,363
Series 2016 A, RB(d)	4.63%	06/01/2036	160	147,426
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	834,104
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	4,930	3,007,333
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,096,279
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	391,026
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	500	476,948
Series 2022 A, RB(d)	6.13%	02/01/2039	485	462,639
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,672,337
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,355	1,320,050
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(d)	5.00%	06/01/2041	1,000	1,001,286
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,041,300
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	230	230,743
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	500	471,002
Wisconsin (State of) Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	965,769
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(d)	4.13%	12/01/2024	980	970,001
WPPI Energy; Series 2014 A, Ref. RB(c)(e)	5.00%	07/02/2024	1,520	1,521,206
				46,609,791
TOTAL INVESTMENTS IN SECURITIES(m)–99.79% (Cost $2,020,056,585)				1,988,149,880
FLOATING RATE NOTE OBLIGATIONS–(0.22)%
Notes with interest and fee rates ranging from 3.92% to 3.92% at 05/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 06/15/2030(n)				(4,330,000)
BORROWINGS–(0.20)%				(4,000,000)
OTHER ASSETS LESS LIABILITIES–0.63%				12,589,875
NET ASSETS–100.00%				$1,992,409,755
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $137,113,748, which represented 6.88% of the Fund’s Net Assets.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $5,422,934, which represented less than 1% of the Fund’s Net Assets.
(h)	Restricted security. The aggregate value of these securities at May 31, 2024 was $4,377,972, which represented less than 1% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(j)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $6,644,712 are held by TOB Trusts and serve as collateral for the $4,330,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,988,149,880	$—	$1,988,149,880
Other Investments - Assets
Investments Matured	—	2,431	—	2,431
Total Investments	$—	$1,988,152,311	$—	$1,988,152,311
Invesco Intermediate Term Municipal Income Fund